Statements of Operations - Broad Capital Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Formation and operating costs	$ (144,761)	$ (117,309)	$ (1,326,478)	$ (576,722)	$ (20,095)	$ (1,508,247)
Franchise tax	(80,421)		(129,206)			(195,138)
Loss from Operations	(225,182)	(117,309)	(1,455,684)	(576,722)	(20,095)	(1,703,385)
Other Income (Expenses)
Interest expense	(23,347)		(30,293)
Interest earned on marketable securities held in trust account	723,699	108,459	1,451,430	148,407		1,555,432
Net Income (Loss) Before Tax	475,170	(8,850)	(34,547)	(428,315)	(20,095)	(147,953)
Income tax	(135,088)		(277,667)			(285,662)
Net Income (Loss)	$ 340,082	$ (8,850)	$ (312,214)	$ (428,315)	$ (20,095)	$ (433,615)
Weighted average shares outstanding of Common Stock - Basic	8,597,345	13,485,199	8,992,588	12,752,366	2,500,000	13,000,236
Weighted average shares outstanding of Common Stock - Diluted	8,597,345	13,485,199	8,992,588	12,752,366	2,500,000	13,000,236
Basic net loss per share of Common Stock	$ 0.04	$ (0.00)	$ (0.03)	$ (0.03)	$ (0.01)	$ (0.03)
Diluted net loss per share of Common Stock	$ 0.04	$ (0.00)	$ (0.03)	$ (0.03)	$ (0.01)	$ (0.03)